Risk Management (Details) - Schedule of fair value of derivative instruments - Financial Derivatives Contracts [Member] - Credit Risk [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Derivative Instruments (adjusted to market)	$ 18,050
Deposits	3,390
Loans	130
Financial investments
Total Exposure	$ 21,570
COLOMBIA
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 810
Deposits
Loans
Financial investments
Total Exposure	$ 810
Italia
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	3,360
Loans	130
Financial investments
Total Exposure	$ 3,490
Mexico
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 9,860
Deposits	30
Loans
Financial investments
Total Exposure	$ 9,890
Panama
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 5,770
Deposits
Loans
Financial investments
Total Exposure	$ 5,770
Peru
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 1,610
Deposits
Loans
Financial investments
Total Exposure	$ 1,610
Spain
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	1	[1]
Derivative Instruments (adjusted to market)	$ 176,340	[1]
Deposits	139,900	[1]
Loans		[1]
Financial investments		[1]
Total Exposure	$ 316,240	[1]
UK [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	1
Derivative Instruments (adjusted to market)	$ 20,950
Deposits	50
Total Exposure	$ 21,000
Banco Santander Mexico [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)	$ 9,880
Deposits	30
Total Exposure	9,910
Santander Group [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Derivative Instruments (adjusted to market)	207,170
Deposits	139,980
Total Exposure	$ 347,150

[1]	We have included our exposure to Santander branches in New York and Hong Kong as exposure to Spain.